CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net Gain/(Loss)	$ (579,157)	$ 3,011	$ (983,121)	$ (1,987,122)
Adjustments to reconcile net loss to net cash
Depreciation and amortization	549	(768)	878	5,100
Warrants issued for services	16,000	0	402,100	608,836
Non-cash compensation	0	0	0	0
Change in fair value on derivative liability	84,908	(78,978)	9,484	85,325
Loss on extinguishment of debt	0	0	0	0
Gain on sale of asset	0	2,643	2,643	0
Impairment of goodwill	0	0	0	0
Changes in operating assets and liabilities
Accounts receivable	(29,604)	24,169	27,547	(120,066)
Inventory	164,922	(50,558)	138,838	459,717
Accrued interest receivable	0	0	0	0
Deposits	0	(16,890)	(16,890)	0
Accounts payable	23,170	68,153	54,048	(27,569)
Accounts payable - related party	0	0	0	0
Accrued liabilities	(8,683)	(54,767)	35,291	50,210
Accrued interest payable	17,636	(7,822)	8,337	10,671
Accrued interest payable - related party	0	3,400	(14,118)	13,600
Net Cash used in Operating Activities	(310,259)	(108,408)	(334,964)	(901,298)
Cash Flows from Investing Activities
Purchase of fixed assets	0	(7,987)	(7,987)	0
Cash received from sale of asset	0	0	0	0
Purchase of note receivable	0	0	0	0
Trademarks	0	0	0	(96,004)
Payments of note receivable	0	0	0	0
Cash flows provided by (used in) Investing Activities	0	(7,987)	(7,987)	(96,004)
Cash Flows from Financing Activities
Purchase of Hyperion/OP&M	(32,617)	0	(53,015)	0
Proceeds from issuance of common stock	0	(28,417)	(11,386)	995,199
Proceeds from issuance of convertible debt	167,819	202,000	463,630	165,000
Payments for repayment of convertible debt	110,535	(167,000)
Proceeds from issuance of noted payable	136,705	0	275,370	0
Payments for repayment of notes payable	75,370	0
Proceeds from issuance of noted payable - related party	0	(20,000)	0	0
Net Cash provided by Financing Activities	457,812	(13,417)	186,504	1,160,199
Purchase of BergaMet			0	0
Payments for repayment of convertible debt			(318,095)	0
Payments for repayment of notes payable - related party			(170,000)	0
Increase (decrease) in cash	147,553	(129,812)	(156,447)	162,897
Cash at beginning of period	65,651	222,098	222,098	59,201
Cash at end of period	$ 213,204	$ 92,286	$ 65,651	$ 222,098